                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gluskin Sheff + Associates Inc.
Address:  181 Bay Street, Suite 4600, Brookfield Place, Toronto, On M5J
          2T3 Canada

Form 13F File Number: 28-13431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Simmonds
Title: Chief Compliance Officer
Phone: 416-681-6077

Signature, Place, and Date of Signing:

    /s/ James Simmonds     Toronto, Ontario, Canada      August 16, 2010
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER   NAME
28-_________________   NOT APPLICABLE

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         NONE
Form 13F Information Table Entry Total:                     138
Form 13F Information Table Value Total:  473,486 (in thousands)
                                         ----------------------

List of Other Included Managers: NOT APPLICABLE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number  Name
NONE  28-NONE               NONE

[Repeat as necessary.]

GLUSKIN SHEFF + ASSOCIATES INC. U.S. SECURITY HOLDINGS

           COLUMN 1               COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- --------------  ---------- -------- ----------------- ---------- -------- ------------------
                                                            VALUE   SHRS OR SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000) PRN AMT PRN /CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------- --------------  ---------- -------- ------- --- ----- ---------- -------- ------ ------ ----
TEVA PHARMACEUTICAL INDS.ADR    ADR             881624209   8713.2  157425  SH           SOLE              19700
VALE SA-SP ADR                  ADR             91912E105    929.3   35850  SH           SOLE              37400
ABERCROMBIE & FITCH CO 'A'      CL A            002896207   2378.9   72810  SH           SOLE              21900
AMERICAN TOWER CORP-CL A        CL A            029912201   7542.1  159200  SH           SOLE             214170
CLEAR CHANNEL OUTDOOR 'A'       CL A            18451C109    542.7   58724  SH           SOLE             724210
GOOGLE INC. 'A'                 CL A            38259P508   2449.9    5172  SH           SOLE             114700
IHS INC-CLASS A                 CL A            451734107    293.6    4720  SH           SOLE              32410
KRAFT FOODS INC - CLASS A       CL A            50075N104  20510.5  688070  SH           SOLE              58840
LAMAR ADVERTISING COMPANY 'A'   CL A            512815101   2276.3   87200  SH           SOLE             101900
REGAL ENTERTAINMENT GROUP 'A'   CL A            758766109   6837.4  492520  SH           SOLE              27810
TEXAS ROADHOUSE INC. 'A'        CL A            882681109   2822.7  210100  SH           SOLE               6350
SCRIPPS NETWORKS INTER-CL A     CL A COM        811065101   4556.6  106100  SH           SOLE               4250
CGI GROUP INC - CL A            CL A SUB VTG    39945C109    495.6   31180  SH           SOLE             140345
BERKSHIRE HATHAWAY INC. CL B    CL B NEW        084670702   2842.1   33500  SH           SOLE              76790
ABBOTT LABORATORIES             COM             002824100   2294.9   46080  SH           SOLE              48200
ADOBE SYSTEMS INC.              COM             00724F101    242.0    8600  SH           SOLE             362860
ALLSTATE CORPORATION            COM             020002101   4340.8  141920  SH           SOLE             188800
ALTRIA GROUP INC.               COM             02209S103   9655.2  452560  SH           SOLE             138500
AMERICAN CAPITAL AGENCY CORP.   COM             002503X105  2981.4  106000  SH           SOLE              31200
APPLE INC.                      COM             037833100  28951.7  108118  SH           SOLE              97440
ART TECHNOLOGY GROUP INC.       COM             04289L107    882.5  242390  SH           SOLE              37500
AT&T INC.                       COM             00206R102   2771.0  107600  SH           SOLE              33355
AUTOMATIC DATA PROCESSING       COM             053015103   6283.4  146600  SH           SOLE              13500
BECTON, DICKINSON & COMPANY     COM             075887109   7193.1   99920  SH           SOLE              83540
BRISTOL MYERS SQUIBB COMPANY    COM             110122108   3056.5  115119  SH           SOLE              26500
BROADRIDGE FINANCIAL SOLUTIONS  COM             11133T103   2070.7  102100  SH           SOLE              45900
BROOKFIELD PROPERTIES CORP      COM             112900105    356.2   23830  SH           SOLE             243768
CHUBB CORPORATION               COM             171232101   5279.9   99170  SH           SOLE             118520
CINEMARK HOLDINGS INC           COM             17243V102   6557.4  468400  SH           SOLE              49800
CISCO SYSTEMS INC.              COM             17275R102   2057.7   90700  SH           SOLE              32860
COACH INC.                      COM             189754104    443.6   11400  SH           SOLE              82410
COCA-COLA COMPANY               COM             191216100   4775.5   89500  SH           SOLE               4100
DAKTRONICS INC                  COM             234264109   3331.1  417200  SH           SOLE              31720
DARDEN RESTAURANTS INC.         COM             237194105  10125.7  244820  SH           SOLE             744300
DEL MONTE FOODS CO.             COM             24522P103   3144.2  205240  SH           SOLE             113000
DIANA SHIPPING INC.             COM             Y2066G104   1501.4  125250  SH           SOLE              92600
DUPONT (E.I.) DE NEMOURS        COM             263534109  10947.9  297300  SH           SOLE               9600
EBAY INC                        COM             278642103   3140.3  150420  SH           SOLE             170900
EXXON MOBIL CORPORATION         COM             30231G102   3530.0   58100  SH           SOLE              56700
GENERAL ELECTRIC CO.            COM             369604103   3524.7  229600  SH           SOLE              32900
GENERAL MILLS INC.              COM             370334104   5443.4  143950  SH           SOLE             219415
GILDAN ACTIVEWEAR INC. 'A'      COM             375916103    406.9   13340  SH           SOLE              23380
GYMBOREE CORP.                  COM             403777105    436.5    9600  SH           SOLE               5100
H. J. HEINZ COMPANY             COM             423074103   5682.5  123500  SH           SOLE              22100
HEWLETT-PACKARD CO.             COM             428236103   1156.5   25100  SH           SOLE             121400
HOME DEPOT INC.                 COM             437076102   6003.6  200900  SH           SOLE             279900
IAMGOLD CORP.                   COM             450913108    265.0   14080  SH           SOLE               6700
INTEL CORPORATION               COM             458140100  15635.5  755100  SH           SOLE              25660
INTUIT INC.                     COM             461202103   5524.7  149250  SH           SOLE             271950
INVESCO MORTGAGE CAPITAL        COM             46131B100    941.2   44180  SH           SOLE             299690
JOHNSON & JOHNSON               COM             478160104   1414.7   22500  SH           SOLE               5100
JP MORGAN CHASE & CO.           COM             46625H100   8897.5  228288  SH           SOLE              13700
KAPSTONE PAPER & PACKAGING COR  COM             48562P103   1196.7  100905  SH           SOLE              14100
KELLOGG COMPANY                 COM             487836108   1076.3   20100  SH           SOLE              41900
LORILLARD INC.                  COM             544147101   8452.3  110300  SH           SOLE             303900
LOWE'S COS INC.                 COM             548661107   3328.3  153100  SH           SOLE             284630
MATTEL INC.                     COM             577081102   4824.6  214170  SH           SOLE              38700
MCDONALDS CORP.                 COM             580135101  14241.7  203090  SH           SOLE             955950
MEAD JOHNSON NUTRITION CO.      COM             582839106  12261.1  229791  SH           SOLE              10600
MICROS SYSTEMS INC              COM             594901100    240.9    7100  SH           SOLE              58100
MICROSOFT CORPORATION           COM             594918104   1462.5   59701  SH           SOLE               6500
MORGANS HOTEL GROUP CO.         COM             61748W108    104.3   15900  SH           SOLE              44700
NASDAQ OMX GROUP/THE            COM             631103108   1433.3   75720  SH           SOLE              92400
NEWMONT MINING CORPORATION      COM             651639106   6061.9   92227  SH           SOLE              27910
ORACLE CORPORATION              COM             68389X105   2373.7  103900  SH           SOLE             125400
PAYCHEX INC.                    COM             704326107   2289.2   82800  SH           SOLE              14660
PEPSICO INC.                    COM             713448108   1356.1   20900  SH           SOLE             464464
PHILIP MORRIS INT'L INC.        COM             718172109   1310.8   26860  SH           SOLE              96000
PREMIERE GLOBAL SERVICES INC.   COM             740585104    366.5   54300  SH           SOLE              15190
PROCTER & GAMBLE COMPANY        COM             742718109   5778.9   90500  SH           SOLE              10291
PROGRESSIVE CORP                COM             743315103   6752.1  338800  SH           SOLE               8800
RESEARCH IN MOTION              COM             760975102   5670.1  108121  SH           SOLE             123500
RESOLUTE ENERGY CORP.           COM             76116A108   1474.1  113127  SH           SOLE              54700
SAPIENT CORPORATION             COM             803062108    273.1   25300  SH           SOLE             238608
SCORPIO TANKERS INC.            COM             Y7542C106  10264.3  842050  SH           SOLE              30710
SKYWORKS SOLUTIONS INC.         COM             83088M102   3584.9  200560  SH           SOLE               6900
SPECTRUM CONTROL INC.           COM             847615101   1084.4   72861  SH           SOLE             421100
STARBUCKS CORP.                 COM             855244109   5423.1  209630  SH           SOLE              25100
TD AMERITRADE HOLDING CORP.     COM             87236Y108   2223.4  136500  SH           SOLE             174000
TOLL BROTHERS INC.              COM             889478103   1588.4   91200  SH           SOLE              95880
ULTRA PETROLEUM CORP.           COM             903914109   4616.2   97990  SH           SOLE             113800
UNITED TECHNOLOGIES CORP        COM             913017109   1188.6   17200  SH           SOLE              48100
UNUM GROUP                      COM             91529Y106   3712.0  160680  SH           SOLE              43203
WAL-MART STORES INC.            COM             931142103   3031.6   59240  SH           SOLE              12528
WENDY'S/ARBY'S GROUP INC-A      COM             950587105   2457.9  577200  SH           SOLE             370770
CIT GROUP INC.                  COM NEW         125581801   2476.5   68700  SH           SOLE              20100
LEAR CORPORATION                COM NEW         521865204   2361.0   33500  SH           SOLE              24500
PRICELINE.COM INC.              COM NEW         741503403   3811.1   20278  SH           SOLE             114520
REINSURANCE GROUP OF AMERICA A  COM NEW         759351604   1794.6   36879  SH           SOLE             690270
WESTPORT INNOVATIONS INC.       COM NEW         960908309    806.8   48300  SH           SOLE              63800
BROOKFIELD INFRASTRUCTURE P LP  LP INT UNIT     G16252101    841.4   49800  SH           SOLE              59500
TYCO INTERNATIONAL LTD.         SHS             H89128104    983.0   26208  SH           SOLE             176370
VODAFONE GROUP PLC SP ADR       SPONS ADR NEW   92857W209  12649.1  574820  SH           SOLE             255500
ARM HOLDINGS PLC - SPONS ADR    SPONSORED ADR   042068106    617.8   46800  SH           SOLE              14000
BHP BILLITON LTD-SPON ADR       SPONSORED ADR   088606108   1016.0   15395  SH           SOLE             367090
FAIRFAX FINANCIAL HOLDINGS LTD  SUB VTG         303901102   2565.3    6500  SH           SOLE             271410
AMERICAN EXPRESS COMPANY        COM             025816109   5576.4  131940  SH           SOLE             278711
ASML HOLDING NV-NY REG SHS      NY REG SHS      N07059186    310.0   10600  SH           SOLE              72800
ATMEL CORP.                     COM             049513104   1363.3  266780  SH           SOLE             415660
BANK OF AMERICA CORP.           COM             060505104   3307.5  216200  SH           SOLE               7100
CENTURY ALUMINUM COMPANY        COM             156431108    323.4   34400  SH           SOLE             237591
CHECK POINT SOFTWARE TECH       ORD             M22465104   1334.8   42530  SH           SOLE             241900
CONAGRA FOODS INC.              COM             205887102   1481.1   59660  SH           SOLE              55800
CYPRESS SEMICONDUCTOR CORP.     COM             232806109    354.9   33200  SH           SOLE             327990
GAP INC.                        COM             364760108   2471.6  119300  SH           SOLE              36630
GILEAD SCIENCES INC             COM             375558103   2764.5   75750  SH           SOLE              26160
GOLDCORP INC.                   COM             380956409    420.6    9010  SH           SOLE              34400
GUESS? INC                      COM             401617105   1647.3   49530  SH           SOLE             445300
HECKMANN CORP.                  COM             422680108    393.6   79680  SH           SOLE              44200
ICU MEDICAL INC                 COM             44930G107    383.6   11200  SH           SOLE              12400
INT'L. BUSINESS MACHINES        COM             459200101   1197.6    9110  SH           SOLE             203600
ISHARES S&P 500 INDEX FUND      S&P 500 INDEX   464287200   5595.3   50800  SH           SOLE              80600
JOHN BEAN TECHNOLOGIES CORP     COM             477839104    401.0   24700  SH           SOLE              82800
KENNAMETAL INC                  COM             489170100   1696.7   62670  SH           SOLE             100310
LEUCADIA NATIONAL CORPORATION   COM             527288104   1740.8   83810  SH           SOLE             813370
MAGNA INTERNATIONAL INC-CL A    CL A            559222401    462.1    6580  SH           SOLE              19600
MASIMO CORPORATION              COM             574795100    732.6   28900  SH           SOLE             126330
MASTERCARD INC-CLASS A          CL A            57636Q104   5474.1   25770  SH           SOLE               7900
MEDCO HEALTH SOLUTIONS INC.     COM             58405U102    873.7   14900  SH           SOLE              77600
MGM RESORTS INTERNATIONAL       COM             552953101   6108.3  595190  SH           SOLE              30018
MIPS TECHNOLOGIES INC.          COM             604567107   1770.9  325520  SH           SOLE             174000
MORGAN STANLEY                  COM NEW         617446448   5996.0  242660  SH           SOLE             283800
NETAPP INC                      COM             64110D104   1294.5   32590  SH           SOLE             305000
NEUTRAL TANDEM INC.             COM             64128B108    334.2   27900  SH           SOLE              60600
OMNIVISION TECHNOLOGIES INC.    COM             682128103   2844.2  124610  SH           SOLE             653120
PETROHAWK ENERGY CORP           COM             716495106    720.8   39900  SH           SOLE              20000
PF CHANG'S CHINA BISTRO INC.    COM             69333Y108   2783.4   65940  SH           SOLE              36879
RADIANT SYSTEMS INC.            COM             75025N102   1037.6   67400  SH           SOLE             127021
ROBBINS & MYERS INC.            COM             770196103   1764.3   76230  SH           SOLE             321317
RYLAND GROUP INC.               COM             783764103    214.4   12730  SH           SOLE              13200
SIMON PROPERTY GROUP INC        COM             828806109   1169.1   13600  SH           SOLE             459220
SIX FLAGS ENTERTAINMENT CORP    COM             83001A102   3719.9  103900  SH           SOLE             303570
SPANSION INC - CLASS A          CL A COM        84649R200    606.0   34900  SH           SOLE              36900
SPDR GOLD TRUST                 GOLD SHS        78463V107   1865.4   14400  SH           SOLE             185670
SYMANTEC CORP.                  COM             871503108    320.7   21700  SH           SOLE              50600
SYNIVERSE HOLDINGS INC          COM             87163F106    748.9   34400  SH           SOLE             116170
TEREX CORP.                     COM             880779103   2535.7  127100  SH           SOLE              87608
YAHOO! INC.                     COM             984332106   1482.2  100600  SH           SOLE             296250
                                                                                      # SECURITIES           138
                                $ VALUE (IN THOUSANDS)     473,486